Summary of Significant Accounting Policies - Intangible assets (Details)	12 Months Ended
Dec. 31, 2023
Software
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives of intangible assets	3 years